Earnings Per Share	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings Per Share	Earnings Per Share
Basic earnings per share ("EPS") is based upon the weighted average number of common shares outstanding during the period. Diluted earnings per share is based upon the weighted average number of common shares outstanding during the period, assuming the issuance of common shares for all potentially dilutive common shares outstanding.
The following table sets forth the computation of basic and diluted earnings per share:

	Three Months Ended June 30		Six Months Ended June 30
	2026	2025	2026	2025
Numerator
Net income attributable to equity shareholders of the Company	$166	$228	$269	$438

Denominator
Basic weighted average ordinary shares outstanding	549	555	552	554
Effect of potentially dilutive shares from employee equity plans	7	2	6	3
Diluted weighted average ordinary shares outstanding	556	557	558	557

Total basic and diluted EPS attributable to equity shareholders:
Basic	$0.30	$0.41	$0.49	$0.79
Diluted	$0.30	$0.41	$0.48	$0.79